Account Payables and Accrued Expenses (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Current prepayments and current accrued income [abstract]
Balance, beginning of the year	$ 797
A change in the time frame for a performance obligation to be satisfied	6,839
Balance, end of the year	$ 7,636